Consolidated balance sheet - GBP (£)	Jun. 30, 2026	Jun. 30, 2025
Non-current assets
Property, plant and equipment	£ 357,294,000	£ 292,334,000
Right-of-use assets	2,903,000	7,145,000
Investment properties	19,154,000	19,433,000
Intangible assets	881,267,000	966,457,000
Deferred tax assets	29,997,000	24,927,000
Trade receivables	42,913,000	43,419,000
Total non-current assets	1,333,528,000	1,353,715,000
Current assets
Inventories	12,221,000	13,053,000
Prepayments	18,342,000	17,438,000
Contract assets - accrued revenue	27,163,000	19,528,000
Trade receivables	89,284,000	133,728,000
Other receivables	1,117,000	13,694,000
Derivative financial instruments		472,000
Cash and cash equivalents	67,246,000	86,105,000
Total current assets	215,373,000	284,018,000
Total assets	1,548,901,000	1,637,733,000
Equity
Share capital	56,000	56,000
Share premium	307,345,000	307,345,000
Treasury shares	(21,305,000)	(21,305,000)
Merger reserve	249,030,000	249,030,000
Hedging reserve	(636,000)	223,000
Retained deficit	(384,127,000)	(341,616,000)
Total equity	150,363,000	193,733,000
Non-current liabilities
Contract liabilities - deferred revenue	2,679,000	5,915,000
Trade and other payables	156,664,000	205,359,000
Borrowings	577,554,000	471,855,000
Lease liabilities	2,805,000	7,899,000
Derivative financial instruments	938,000	2,599,000
Total non-current liabilities	740,640,000	693,627,000
Current liabilities
Contract liabilities - deferred revenue	210,814,000	205,490,000
Trade and other payables	317,312,000	359,246,000
Income tax payable	407,000	566,000
Borrowings	111,400,000	165,119,000
Lease liabilities	465,000	572,000
Derivative financial instruments	4,131,000	3,403,000
Provisions	13,369,000	15,977,000
Total current liabilities	657,898,000	750,373,000
Total equity and liabilities	£ 1,548,901,000	£ 1,637,733,000